SHARE BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended											12 Months Ended
	Sep. 30, 2024 $ / shares shares	Aug. 31, 2024 $ / shares shares	Aug. 31, 2023 ₪ / shares shares	Apr. 30, 2023 ₪ / shares shares	Mar. 31, 2023 ₪ / shares shares	Feb. 28, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Oct. 31, 2022 ₪ / shares shares	Aug. 31, 2022 ₪ / shares shares	Jul. 31, 2022 ₪ / shares shares	Nov. 30, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares												281,995
Number of options forfeitures | shares												133,062
Weighted average grant date fair value | $ / shares												$ 1.44
Unrecognized share-based compensation expense | $												$ 188
Recognized average remaining vesting period												2 years 1 month 20 days
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options forfeitures | shares											78,621
Share-Based Payment Arrangement, Employee [Member] | Employees Or Officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares							13,989			82,187
Weighted average exercise price | ₪ / shares							₪ 17.4			₪ 21.6
Share-Based Payment Arrangement, Employee [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares	275,000			90,275				26,230	52,460	17,486
Weighted average exercise price | (per share)	$ 1.98							₪ 26.8	₪ 26.8	₪ 26.8
Share-based payment award, award vesting period				3 years
Share-based payment award, award vesting rights, percentage				33.00%
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				₪ 28.6
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				32.0
Share-Based Payment Arrangement, Employee [Member] | Officer [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				₪ 42.7
Share-Based Payment Arrangement, Employee [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares		6,995	49,400		39,782	13,115
Weighted average exercise price | (per share)		$ 2.13	₪ 12.1		₪ 15.9	₪ 17.7
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares				47,873
Share-based payment award, award vesting period				3 years
Share-based payment award, award vesting rights, percentage				33.00%
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				₪ 28.6
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				32.0
Share-Based Payment Arrangement, Employee [Member] | Two Directors [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | ₪ / shares				₪ 42.7
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, terms of award												The vesting period, unless the Company’s Board of Directors determines otherwise in respect to any specific grantee is (1) 25% of options would vest after twelve consecutive months of services by the grantee since the date of grant; (2) 6.25% of options would vest after every three (3) additional months of consecutive service by the grantee, until 100% of the options vest, after four (4) years after grant date.
Share-based payment award, expiration period												10 years